Property and Equipment	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
7.	PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, which range from three to 40 years. Property and equipment under capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the remaining terms of the respective lease or the estimated useful lives of the assets. At October 1, 2016 and January 2, 2016, Property and equipment-net included accumulated depreciation of $1,671 million and $1,517 million, respectively. Depreciation expense was $198 million and $189 million for the 39-weeks ended October 1, 2016 and September 26, 2015, respectively.

8.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	January 2, 2016	December 27, 2014	Range of Useful Lives
Land	$301,924	$291,871
Buildings and building improvements	1,156,914	1,055,936	10-40 years
Transportation equipment	745,399	651,184	5-10 years
Warehouse equipment	332,018	300,760	5-12 years
Office equipment, furniture and software	690,430	622,296	3-7 years
Construction in process	58,849	117,125

	3,285,534	3,039,172
Less accumulated depreciation and amortization	(1,516,649)	(1,312,589)

Property and equipment—net	$1,768,885	$1,726,583

Transportation equipment included $260 million and $163 million of capital lease assets at January 2, 2016, and December 27, 2014, respectively. Buildings and building improvements included $98 million and $33 million of capital lease assets at January 2, 2016 and December 27, 2014, respectively. Accumulated amortization of capital lease assets was $68 million and $36 million at January 2, 2016 and December 27, 2014, respectively. Interest capitalized was $2 million in fiscal years 2015 and 2014.

Depreciation and amortization expense of property and equipment—including amortization of capital lease assets—was $253 million, $261 million and $240 million for the fiscal years 2015, 2014 and 2013, respectively.